COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                        COVA VARIABLE ANNUITY ACCOUNT ONE

                      Supplement dated November 13, 1998 to
                          Prospectus dated May 1, 1998

This supplement should be attached to your copy of the Prospectus for the variable annuity contracts issued by Cova Financial Services Life Insurance Company ("Cova Life") and Cova Variable Annuity Account One ("Variable Account One").

Shares of the MFS/Foreign & Colonial Emerging Markets Equity Series of the MFS Variable Insurance Trust are no longer offered for sale. No initial purchase payments, additional purchase payments, Dollar Cost Averaging or transfers will be allowed into this Series. All other investment options remain available to you, including the Templeton Developing Markets Fund, Class 1 Shares, which has investment objectives similar to the MFS/Foreign & Colonial Emerging Markets Equity Series. For existing Contract owners investing in the MFS/Foreign & Colonial Emerging Markets Equity Series through the Dollar Cost Averaging Program, other investment options will be made available to you.

                        CUSTOMER SERVICE: (800) 343-8496
            Issued by Cova Financial Services Life Insurance Company
                     Distributed by: Cova Life Sales Company
                           One Tower Lane, Suite 3000
                      Oakbrook Terrace, Illinois 60181-4644

CL-4136(11/98)


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                      Supplement dated October 28, 1998 to

                          Prospectus dated May 1, 1998

The following information is in addition to certain information contained in your prospectus for the Cova variable annuity.

1. The following paragraph is added to Section 4 - Investment Options - Dollar Cost Averaging:

     Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

2.   The following information is added to your prospectus as an Appendix:

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.





                                                   Year or      Year or     Year or     Year or     Year or     Year or     Year or
                                    Period         Period       Period      Period      Period      Period      Period      Period
                                    Ended          Ended        Ended       Ended       Ended       Ended       Ended       Ended
                                    6/30/98        12/31/97    12/31/96    12/31/95    12/31/94    12/31/93    12/31/92    12/31/91
                                    (unaudited)
                                   ----------     ----------- -----------  ----------  ----------  ----------  ----------  ---------

COVA SERIES TRUST
Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                 $12.88          $11.29     $    10.10         *           *           *           *           *
End of Period                       $13.51          $12.88          11.29
Number of Accum. Units Outstanding 6,151,600      3,945,097        659,663

Mid-Cap Value Sub-Account
Beginning of Period                 $10.47          $10.00            * *            *            *          *             *
End of Period                       $11.21          $10.47
Number of Accum. Units Outstanding 795,251         194,386

Large Cap Research Sub-Account
Beginning of Period                 $ 9.90          $10.00            * *            *            *          *             *
End of Period                       $11.34          $ 9.90
Number of Accum. Units Outstanding 464,192         124,559

Developing Growth Sub-Account
Beginning of Period                 $10.53         $10.00            * *            *            *          *             *
End of Period                       $11.31         $10.53
Number of Accum. Units Outstanding 701,432        148,658

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                 $14.05         $10.84     $    10.08         *           *           *           *           *
End of Period                       $15.80         $14.05          10.84
Number of Accum. Units Outstanding 8,986,842     6,903,606        2,044,523

Small Cap Stock Sub-Account
Beginning of Period                  $13.49        $11.31     $    10.51         *           *           *           *           *
End of Period                        $14.02        $13.49          11.31
Number of Accum. Units Outstanding 4,937,599     3,940,243      1,237,405

International Equity Sub-Account
Beginning of Period                  $11.46        $10.97     $    10.21         *           *           *           *           *
End of Period                        $13.06        $11.46          10.97
Number of Accum. Units Outstanding 6,578,152     5,440,592      1,306,892

Quality Bond Sub-Account
Beginning of Period                  $11.16        $10.37     $     9.90         *           *           *           *           *
End of Period                        $11.53        $11.16          10.37
Number of Accum. Units Outstanding 2,191,199     1,433,081        508,830

Large Cap Stock Sub-Account
Beginning of Period                  $14.89        $11.33     $    10.00         *           *           *           *           *
End of Period                        $17.66        $14.89          11.33
Number of Accum. Units Outstanding 2,624,260    1,473,929      1,389,606

LORD ABBETT SERIES FUND, INC.
Growth and Income Sub-Account
Beginning of Period                  $30.84        $25.09       $    21.31  $    16.64  $    16.42  $    14.50  $    12.73  $  10.15
End of Period                        $33.66        $30.84            25.09       21.31       16.64       16.42       14.50     12.73

Number of Accum. Units Outstanding 18,092,138   15,788,404     11,732,301   8,947,108   6,875,139   4,994,582   2,560,999  1,426,577

GENERAL AMERICAN CAPITAL COMPANY
Money Market Fund
Beginning of Period                 $10.67         $10.23       $    10.00         *           *           *           *           *
End of Period                       $10.89         $10.67            10.23
Number of Accum. Units Outstanding 966,618        311,051           34,964

AIM VARIABLE INSURANCE FUNDS, INC.
Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Sub-Account           **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.21
Number of Accum. Units Outstanding  94,788

AIM V.I. International Equity Sub-Account           **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.80
Number of Accum. Units Outstanding 147,132

AIM V.I. Value Sub-Account                          **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.76
Number of Accum. Units Outstanding 232,878

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Managed by Alliance Capital Management L.P.

Premier Growth Sub-Account                          **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $12.75
Number of Accum. Units Outstanding 252,882

Real Estate Investment Sub-Account                  **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $ 9.30
Number of Accum. Units Outstanding  91,408

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Managed by Goldman Sachs Asset Management

Goldman Sachs Growth and Income Sub-Account         **         **                **        **          **           **          **
Beginning of Period (1/29/98)       $10.00
End of Period                       $10.78
Number of Accum. Units Outstanding 196,770

Managed by Goldman Sachs Asset Management
International

Goldman Sachs International Equity Sub-Account      **         **                **        **          **           **          **
Beginning of Period (1/29/98)       $10.00
End of Period                       $11.43
Number of Accum. Units Outstanding  36,457


Goldman Sachs Global Income Sub-Account             **         **                **        **          **           **          **
Beginning of Period (1/29/98)       $10.00
End of Period                       $10.30
Number of Accum. Units Outstanding  13,367

INVESTORS FUND SERIES
Managed by Scudder Kemper Investments, Inc.

Kemper Small Cap Value Sub-Account                  **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.16
Number of Accum. Units Outstanding  98,352

Kemper Government Securities Sub-Account            **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.26
Number of Accum. Units Outstanding   9,388

Kemper Small Cap Growth Sub-Account                 **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.25
Number of Accum. Units Outstanding  32,699

LIBERTY VARIABLE INVESTMENT TRUST
Managed by Newport Fund Management Inc.

Newport Tiger, Variable Sub-Account                 **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $ 7.32
Number of Accum. Units Outstanding  17,974

MFS VARIABLE INSURANCE TRUST
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account                     **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $12.07
Number of Accum. Units Outstanding 224,942

MFS Research Sub-Account                            **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.81
Number of Accum. Units Outstanding 182,395

MFS Growth With Income Sub-Account                  **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.54
Number of Accum. Units Outstanding 245,170

MFS High Income Sub-Account                         **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.40
Number of Accum. Units Outstanding  68,090

MFS World Governments Sub-Account                    **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.17
Number of Accum. Units Outstanding     961

MFS/Foreign & Colonial Emerging
Markets Equity Sub-Account                          **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $ 8.68
Number of Accum. Units Outstanding  55,324

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.

Oppenheimer High Income Sub-Account                 **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.41
Number of Accum. Units Outstanding  33,269

Oppenheimer Bond Sub-Account                        **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.32
Number of Accum. Units Outstanding 152,219

Oppenheimer Growth Sub-Account                      **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.63
Number of Accum. Units Outstanding  43,786

Oppenheimer Growth & Income Sub-Account             **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.23
Number of Accum. Units Outstanding 158,887

Oppenheimer Strategic Bond Sub-Account              **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.26
Number of Accum. Units Outstanding  42,968

PUTNAM VARIABLE TRUST
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account             **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.92
Number of Accum. Units Outstanding 531,714

Putnam VT International Growth Sub-Account          **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.90
Number of Accum. Units Outstanding 234,012

Putnam VT International New Opportunities
Sub-Account                                         **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.55
Number of Accum. Units Outstanding  26,554

Putnam VT New Value Sub-Account                     **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.31
Number of Accum. Units Outstanding  26,905

Putnam VT Vista Sub-Account                         **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.61
Number of Accum. Units Outstanding  67,315

TEMPLETON VARIABLE PRODUCTS SERIES FUND,
CLASS 1 SHARES
Managed by Templeton Asset Management Ltd.

Templeton Developing Markets Sub-Account            **         **                **        **          **           **          **
Beginning of Period (5/1/98)        $10.00
End of Period                       $ 7.37
Number of Accum. Units Outstanding  10,126

Managed by Templeton Investment Counsel, Inc.

Templeton International Sub-Account                 **         **                **        **          **           **          **
Beginning of Period (5/1/98)        $10.00
End of Period                       $ 9.64
Number of Accum. Units Outstanding  20,935

Managed by Franklin Mutual Advisers, Inc.

Mutual Shares Investments Sub-Account               **         **                **        **          **           **          **
Beginning of Period                 $10.00
End of Period                       $ 9.51
Number of Accum. Units Outstanding  33,463





                                    Year or                  For the period
                                    Period                   from 12/11/89
                                    Ended                    (Start of
                                    12/31/90                 Operations)
                                                             through
                                                             12/31/89
                                   ------------             -------------
LORD ABBETT SERIES FUND, INC.
Growth and Income Sub-Account
Beginning of Period                      $10.06               $    10.00
End of Period                             10.15                    10.06
Number of Accum. Units Outstanding    1,041,032                    14,482

* The accumulation unit values shown for the beginning of the period for the Select Equity, Small Cap Stock, International Equity, Quality Bond and Large Cap Stock portfolios managed by J.P. Morgan Investment Management Inc., and the Bond Debenture Portfolio managed by Lord, Abbett & Co. reflect the date these investment portfolios were offered for sale through the Separate Account (5/1/96). The Money Market Fund managed by Conning Asset Management Company started regular investment operations on June 3, 1996. The Mid-Cap Value, Large Cap Research and Developing Growth
     Portfolios started regular investment operations through the Separate Account on August 20, 1997.

** The accumulation unit values shown reflect the date the investment portfolio was offered through the Separate Account which is shown above under "beginning of period."


3.   The following  information replaces the information contained in Appendix B
     - Performance Information:

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures in Part 1 and Part 2 below present investment performance information for the periods ended June 30, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.

PART 1

The portfolios listed below began operations before June 30, 1998. As a result, performance information is available for the accumulation unit values investing in these portfolios.

Column A presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The performance returns for accumulation units investing in the portfolios in existence for less than one year are not annualized.


                                                    Accumulation Unit Performance
                                              Column A                     Column B
                                             (reflects insurance          (reflects all charges
                                              charges and portfolio        and portfolio
                                              expenses)                    expenses)
                                              -----------------------      ------------------------
                          Separate Account
                          Inception Date                     Since                         Since
Portfolio                 in Portfolio        1 yr   5 yrs   Inception      1 yr   5 yrs   Inception
---------                 -----------------   -------------------------     ------------------------

COVA SERIES TRUST

Small Cap Stock              5/1/96           16.63%  --      14.20%        11.51%   --     12.25%

Large Cap Stock              5/1/96           29.38%  --      29.99%        24.25%   --     28.27%

Select Equity                5/1/96           22.89%  --      23.01%        17.76%   --     21.19%

International Equity         5/1/96            8.34%  --      12.00%         3.23%   --     10.01%

Quality Bond                 5/1/96            8.94%  --       7.28%         3.83%   --      5.20%

Bond Debenture               5/1/96           11.92%  --      14.39%         6.81%   --     12.44%

Mid-Cap Value                8/20/97           --     --      12.10%          --     --      6.87%

Large Cap Research           8/20/97           --     --      13.44%          --     --      8.21%

Developing Growth            8/20/97           --     --      13.14%          --     --      7.91%

GENERAL AMERICAN
CAPITAL COMPANY

Money Market                 6/3/96            4.30%  --       4.20%        -0.81%   --      1.95%

LORD ABBETT SERIES
FUND, INC.

Growth and Income           12/11/89          15.78% 16.73%   15.24%        10.66% 16.12%   15.12%

AIM VARIABLE INSURANCE
FUNDS, INC.
AIM V.I. Capital            1/2/98             --     --      12.11%          --     --      7.00%
Appreciation
AIM V.I. International      1/2/98             --     --      18.01%          --     --     12.89%
Equity
AIM V.I. Value              1/2/98             --     --      17.65%          --     --     12.53%

ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.
Premier Growth              1/2/98             --     --      27.52%          --     --     22.39%
Real Estate Investment      1/2/98             --     --      -7.04%          --     --    -12.14%

LIBERTY VARIABLE INVESTMENT
TRUST
Newport Tiger, Variable     1/2/98             --     --     -26.83%          --     --    -31.91%
Series

INVESTORS FUND SERIES
Kemper Small Cap Value      1/2/98             --     --       1.60%          --     --     -3.50%
Kemper Government           1/2/98             --     --       2.64%          --     --     -2.46%
Securities
Kemper Small Cap Growth     1/2/98             --     --      12.45%          --     --      7.34%

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth         1/2/98             --     --      20.73%          --     --     15.61%
MFS Research                1/2/98             --     --      18.09%          --     --     12.97%
MFS Growth with Income      1/2/98             --     --      15.36%          --     --     10.24%
MFS High Income             1/2/98             --     --       3.97%          --     --     -1.14%
MFS World Governments       1/2/98             --     --       1.73%          --     --     -3.38%
MFS/Foreign & Colonial
 Emerging Markets Equity    1/2/98             --     --     -13.24%          --     --    -18.33%

OPPENHEIMER VARIABLE ACCOUNT
FUNDS
Oppenheimer High Income     1/2/98             --     --       4.07%          --     --     -1.03%
Oppenheimer Bond            1/2/98             --     --       3.23%          --     --     -1.87%
Oppenheimer Growth          1/2/98             --     --      16.27%          --     --     11.16%
Oppenheimer Growth & Income 1/2/98             --     --      12.33%          --     --      7.22%
Oppenheimer Strategic Bond  1/2/98             --     --       2.63%          --     --     -2.47%

PUTNAM VARIABLE TRUST
Putnam VT Growth and Income 1/2/98             --     --       9.17%          --     --      4.06%
Putnam VT New Value         1/2/98             --     --       3.13%          --     --     -1.97%

Putnam VT Vista             1/2/98             --     --      16.11%          --     --     11.00%
Putnam VT International     1/2/98             --     --      18.97%          --     --     13.85%
   Growth
Putnam VT International New 1/2/98             --     --      15.53%          --     --     10.41%
   Opportunities


PART 2

Certain investment portfolios ("Existing Funds") have been in existence for some time and therefore have an investment performance history. In order to show how investment performance of the Existing Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation unit performance calculated by assuming that accumulation units were invested in the Existing Funds for the same periods.

The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

                                                Fund Performance        Accumulation       Unit Performance
                                                  Column A                Column B                Column C
                                                                   (reflects insurance     (reflects all charges
                                                                   charges and             and portfolio expenses)
                                                                   portfolio expenses)
                                       ----------------------     -----------------------  ----------------------
                            Portfolio                 10 yrs or                  10 yrs or                 10 yrs or
                            Inception                 since                      since                     since
Portfolio                     Date     1 yr    5 yrs  inception   1 yr    5 yrs  inception   1 yr   5 yrs  inception
-----------------          ----------- ------------------------   ------------------------   -----------------------

AIM VARIABLE INSURANCE
FUNDS, INC.
AIM V.I. Capital            5/5/93     18.21% 19.66%   19.48%     16.81% 18.26%   18.08%     11.71% 13.66%   17.98%
Appreciation
AIM V.I. International      5/5/93     13.76% 16.18%   15.40%     12.36% 14.78%   14.00%      7.26% 10.18%   13.90%
Equity
AIM V.I. Value              5/5/93     26.33% 20.73%   21.62%     24.93% 19.33%   20.22%     19.83% 14.73%   20.12%

ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.
Premier Growth              6/26/92    43.63% 26.24%   24.87%     42.23% 24.84%   23.47%     37.13% 20.24%   23.37%
Real Estate Investment      1/9/97      8.35%  --      10.23%      6.95%   --      8.83%      1.85%  --       4.23%

LIBERTY VARIABLE INVESTMENT
TRUST
Newport Tiger, Variable
Series                      5/1/95    -51.57%  --     -12.62%    -52.97%   --    -14.02%    -58.07%  --     -18.62%

GENERAL AMERICAN CAPITAL COMPANY
Money Market                10/1/87     5.76%  5.15%    6.02%      4.36%   3.75%   4.62%     -0.74% -0.85%    4.52%

INVESTORS FUND SERIES
Kemper Small Cap Value      5/1/96      9.14%  --      11.60%      7.74%   --     10.20%      2.64%  --       5.60%
Kemper Government
Securities                  9/3/87      8.73%  6.35%    7.87%      7.33%   4.95%   6.47%      2.23%  0.35%    6.37%
Kemper Small Cap Growth     5/2/94     32.29%  --      26.14%     30.89%   --     24.74%     25.79%   --     20.14%

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth         7/24/95    33.72%  --     27.38%      32.32%   --     25.98%     27.22%   --     21.38%
MFS Research                7/26/95    25.78%  --     25.24%      24.38%   --     23.84%     19.28%   --     19.24%
MFS Growth with Income      10/9/95    27.77%  --     28.96%      26.37%   --     27.56%     21.27%   --     22.96%
MFS High Income             7/26/95    11.34%  --     12.15%       9.94%   --     10.75%      4.84%   --      6.15%
MFS World Governments       6/14/94     2.75%  --      4.85%       1.35%   --      3.45%     -3.75%   --     -1.15%
MFS/Foreign & Colonial
   Emerging Markets Equity 10/16/97      --    --    -21.39%        --     --    -22.38%       --     --    -27.48%


OPPENHEIMER VARIABLE ACCOUNT
FUNDS
Oppenheimer High Income    4/30/86     13.20% 11.43%  13.83%      11.80%  10.03%  12.43%      6.70%  5.43%   12.33%
Oppenheimer Bond            4/3/85      9.82%  7.30%   9.39%       8.42%   5.90%   7.99%      3.32%  1.30%    7.89%
Oppenheimer Growth          4/3/85     29.14% 21.75%  16.18%      27.74%  20.35%  14.78%     22.64% 15.75%   14.68%
Oppenheimer Growth & Income 7/5/95     31.56%  --     35.67%      30.16%   --     34.27%     25.06%   --     29.67%
Oppenheimer Strategic Bond  5/3/93      8.01%  7.76%   7.55%       6.61%   6.36%   6.15%      1.51%  1.76%    6.05%

PUTNAM VARIABLE TRUST
Putnam VT Growth and Income 2/1/88     17.87% 19.37%  16.85%      16.47%  17.97%  15.45%     11.37% 13.37%   15.35%
Putnam VT New Value         1/2/97      9.08%  --     14.32%       7.68%   --     12.92%      2.58%  --       8.32%
Putnam VT Vista             1/2/97     30.45%  --     27.75%      29.05%   --     26.35%     23.95%  --      21.75%
Putnam VT International
   Growth                   1/2/97     20.21%  --     24.80%      18.81%   --     23.40%     13.71%  --      18.80%
Putnam VT International New
   Opportunities            1/2/97      3.99%  --     10.58%       2.59%   --      9.18%     -2.51%  --       4.58%

TEMPLETON VARIABLE PRODUCTS
SERIES FUND, CLASS 1 SHARES
Templeton Developing
 Markets*                   3/1/96    -48.81%  --    -25.10%     -50.21%   --    -26.50%    -55.31%  --     -31.10%
Templeton International     5/1/92     13.95% 19.07%  16.27%      12.55%  17.67%  14.87%      7.45% 13.07%   14.77%
Mutual Shares
 Investments                5/1/98       --    --     -4.70%        --     --     -4.93%      --     --     -10.03%

*    Past fee waivers by the portfolio's manager increased its total returns.

CL-4118(10/98)